Document And Entity Information	12 Months Ended
Apr. 30, 2023
Document Information Line Items
Entity Registrant Name	MAISON SOLUTIONS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On May 22, 2023, we filed with the Securities and Exchange Commission (the “SEC”) a Registration Statement on Form S-1 (the “Registration Statement”), which was subsequently amended on June 2, 2023, June 8, 2023, June 9, 2023, June 12, 2023, June 13, 2023 and June 14, 2023, and declared effective on June 14, 2023.This Post-Effective Amendment No. 1 is being filed to update the Registration Statement to include information from our Annual Report on Form 10-K for the year ended April 30, 2023 filed with the SEC on July 31, 2023.All filing fees payable in connection with the registration of the shares of Class A common stock covered by this Post-Effective Amendment No. 1 were paid by us as noted in the Filing Fee Table included as an exhibit to the Registration Statement.
Entity Central Index Key	0001892292
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE